The Prudential Insurance Company of America

                                     Thomas C. Castano
                                     Assistant General Counsel
                                     Law Department

                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark, NJ 07102-2992
                                     (201) 802-4708 fax: (201) 802-8357

                                                              December 13, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Pruco Life Variable Appreciable Account (Registration No. 333-07451)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Pre-Effective Amendment No. 1 and (ii) that the text of Pre-Effective Amendment No. 1 was filed electronically on November 25, 1996. (Accession No. 0000950110-96-001500)

                                            By:  /s/
                                                 ------------------------------
                                                 Thomas C. Castano
                                                 Assistant Secretary
                                                 Pruco Life Insurance Company